Related Party Transactions	6 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

15. RELATED PARTY TRANSACTIONS

Name of Related Party	Relationship to Us
Zhuoqin Huang	Chairman of the board of the Company
Shenzhen HipHopJust Information Technology Co., Ltd.	Minority shareholder of Shenzhen JamBox
Weiyi Lin	Director of Pop Shuzhi and former vice president and former director of the Company
Lei Wang	Director of Pupu Sibo
Wanquan Yi	Director of Shenzhen Pop
Shenzhen JamBox	A company controlled by Wanquan Yi, director of Shenzhen Pop
Hualiu Boying	A company in which the Company has a minority interest
Xiamen Pupu Investment	A company controlled by the chairman of the Company

Balance with related parties

As of December 31, 2024 and June 30, 2024, due from related parties consisted of the following:

Name of Related Party	Nature	December 31, 2024	June 30, 2024
Lei Wang	Receivable on disposal of a subsidiary	$-	$11,903
Wanquan Yi	Receivable on disposal of a subsidiary	-	247,688
Shenzhen JamBox	Outstanding balance on date of disposal of this subsidiary and further loan to this company	-	389,559
		-	649,150
Allowance for credit loss		-	-
Due from related parties, net		$-	$649,150

As of December 31, 2024 and June 30, 2024, accounts receivable, net - related parties consisted of the following:

Name of Related Party	Nature	December 31, 2024	June 30, 2024
Shenzhen JamBox	Business receivables	$442,097	$2,121,725
Hualiu Boying	Business receivables	7,905	8,373
Xiamen Pupu Investment	Business receivables	-	165
		450,002	2,130,263
Allowance for credit loss		(70,292)	(1,513)
Accounts receivable, net - related parties		$379,710	$2,128,750

As of December 31, 2024 and June 30, 2024, accounts payable - related parties consisted of the following:

Name of Related Party	Nature	December 31, 2024	June 30, 2024
Xiamen Pupu Investment	Business payables	$10,159	$-
Accounts payable - related parties		$10,159	$-

As of December 31, 2024 and June 30, 2024, contract liability - related parties consisted of the following:

Name of Related Party	Nature	December 31, 2024	June 30, 2024
Xiamen Pupu Investment	Advance payment for concert execution	$1,178,003	$2,906,209
Contract liability - related parties		$1,178,003	$2,906,209

As of December 31, 2024 and June 30, 2024, other payables- related parties consisted of the following:

Name of Related Party	Nature	December 31, 2024	June 30, 2024
Xiamen Pupu Investment	Ticket payments collected on behalf of the Company	$1,543,299	$1,390,515
Weiyi Lin	Reimbursement payable	2,136	-
Other payables - related parties		$1,545,435	$1,390,515

Related party transaction

Related party transaction during the six months ended December 31, 2024:

During the six months ended December 31, 2024, the Company generated revenue from following related parties:

2024
Xiamen Pupu Investment	$2,629,053
Shenzhen Jambox	487,295
Hualiu Boying	24,496
Total	$3,140,844

During the six months ended December 31, 2024, Mr. Zhuoqin Huang, the Chief Executive Officer of the Company (the “CEO”) guaranteed the short-term bank loans of $1,835,792 for the Company.

During the six months ended December 31, 2024, the Company received $394,471 from Shenzhen JamBox for the outstanding receivable as of disposal date.

During the six months ended December 31, 2024, the Company received $250,812 from Wanquan Yi and Lei Wang for the proceeds on disposal of a subsidiary.

During the six months ended December 31, 2024, the Company received $12,053 from Lei Wang for the proceeds on disposal of an equity investment.

Related party transaction during the six months ended December 31, 2023:

During the six months ended December 31, 2023, Mr. Zhuoqin Huang, CEO of the Company guaranteed the long-term bank loans of $985,929 for the Company.